Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial assets [line items]
Other financial assets	$ 10,093,626	$ 14,860,200
Debtors forSaleof Foreign Currency [Member]
Disclosure of other financial assets [line items]
Other financial assets	107,542
Debtors for Cash sale of Government Securities to be Settled [Member]
Disclosure of other financial assets [line items]
Other financial assets	1,239,870
Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	4,764,153
Mutual funds [member]
Disclosure of other financial assets [line items]
Other financial assets	2,760,728
Premiums From Financial Guarantee Contracts [Member]
Disclosure of other financial assets [line items]
Other financial assets	484,028
Other [member]
Disclosure of other financial assets [line items]
Other financial assets	737,305
Accumulated impairment [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	(55,704)
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Debtors forSaleof Foreign Currency [Member]
Disclosure of other financial assets [line items]
Other financial assets	107,542
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Debtors for Cash sale of Government Securities to be Settled [Member]
Disclosure of other financial assets [line items]
Other financial assets	1,239,870
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	4,814,695
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Mutual funds [member]
Disclosure of other financial assets [line items]
Other financial assets	2,760,728
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Premiums From Financial Guarantee Contracts [Member]
Disclosure of other financial assets [line items]
Other financial assets	484,028
Financial assets neither past due nor impaired [member] | Gross carrying amount [member] | Other [member]
Disclosure of other financial assets [line items]
Other financial assets	737,305
Financial assets impaired [member] | Gross carrying amount [member] | Sundry debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	$ 5,162